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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09064

Cadre Institutional Investors Trust

(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716

 (Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716

 (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 542-8890

Date of fiscal year end: 9/30/08

Date of reporting period: Quarter ended 6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Cadre Institutional Investors Trust (the "Trust") is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, SweepCash Fund - U.S. Government Series, SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The SweepCash Fund - U.S. Government Series and SweepCash Fund - Money Market Series have not yet commenced operations.

Cadre Liquid Asset Fund - Money Market Series and Cadre Reserve Fund - Money Market Series (collectively, the “Money Market Feeder Funds”) invest all of their investable assets in Money Market Portfolio (the “Money Market Master Portfolio”). Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds’ investments in Money Market Master Portfolio reflects each Money Market Feeder Fund’s proportionate interest in the net assets of Money Market Master Portfolio.

Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) invests all of its investable assets in U.S. Government Money Market Portfolio (the “U.S. Government Master Portfolio”). U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as Government Reserve Fund. The value of Government Reserve Fund’s investment in the U.S. Government Master Portfolio reflects its proportionate interest in the net assets of the U.S. Government Master Portfolio. On June 25, 2008, the Trust’s Board of Trustees approved a change of the fiscal year-end of the Government Reserve Fund and the U.S. Government Master Portfolio from September 30 to June 30, effective June 30, 2008. Therefore, the Schedule of Investments of the Government Reserve Fund and the U.S. Government Master Portfolio have been excluded from this filing.

As the Money Market Feeder Funds invest all of their investable assets in the Money Market Master Portfolio, the Schedule of Investments for the Money Market Feeder Funds have been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio as of June 30, 2008 is as follows:

Cadre Institutional Investors Trust Money Market Portfolio
Schedule of Investments
June 30, 2008
(Unaudited)
		Face Amount	Value
Certificate Of Deposits (26.49%)
Barclays US Funding LLC
2.80%	9/30/08	$9,000,000	$9,000,000
Citibank NA
2.89%	7/25/08	7,000,000	7,000,000
Credit Suisse (NY)
* 2.82%	11/24/08	12,000,000	12,000,000
Rabobank Nederland NV (NY)
2.90%	7/22/08	10,000,000	10,000,000
Royal Bank of Scotland (NY)
2.59%	8/22/08	10,000,000	10,000,000
Toronto Dominion Bank (NY)
2.60%	8/29/08	10,000,000	10,000,000
Total Certificate Of Deposits			58,000,000
Commercial Paper (25.82%)
BNP Paribas Finance, Inc.
2.63%	9/10/08	5,000,000	4,974,263
2.87%	9/18/08	5,000,000	4,968,729
Caylon North America, Inc.
2.84%	7/7/08	10,000,000	9,995,317
Dexia Delaware LLC
2.74%	7/10/08	4,000,000	3,997,275
General Electric Capital Corp.
2.69%	9/22/08	10,000,000	9,938,672
HSBC USA, Inc.
2.88%	7/21/08	10,000,000	9,984,111
Svenska Handelsbanken (NY)
2.90%	9/26/08	4,700,000	4,667,345
Wells Fargo Bank, NA
2.35%	7/7/08	8,000,000	7,996,867
Total Commercial Paper			56,522,579

U.S. Government and Agency Obligations (31.55%)
Fannie Mae Discount Notes
2.42%	8/27/08	3,497,000	3,483,656
2.10%	7/9/08	11,500,000	11,494,646
Federal Home Loan Bank Discount Notes
2.31%	7/23/08	11,695,000	11,678,562
Federal Home Loan Bank Notes
* 2.17%	2/19/09	10,000,000	10,000,000
* 2.20%	3/18/09	10,000,000	10,000,000
2.43%	4/15/09	4,420,000	4,439,488
* 2.40%	4/24/09	10,000,000	10,000,000
2.58%	5/13/09	3,000,000	2,994,883
Federal Home Loan Bank Notes (Callable)
2.90%	2/27/09	5,000,000	5,000,000
Total U.S. Government and Agency Obligations			69,091,235

		Face Amount	Value
Repurchase Agreements (16.03%)
Deutsche Bank
2.70%	7/1/08	$35,100,000	$35,100,000

(Dated 6/30/08, repurchase price $35,102,633, collateralized by Fannie Mae securities, 3.92%-5.77%, maturing 9/1/33-1/1/36, market value $5,929,778; and Freddie Mac Securities, 4.5%-7% maturing 11/1/35-1/1/38, market value $29,874,908)

Total Repurchase Agreements			35,100,000
Total Investments (99.89%)			218,713,814
Other Assets in Excess of Other Liabilities (0.11%)			243,683
Net Assets (100.00%)			$218,957,497

* Floating or variable rate instruments; rate shown is that which was in effect at June 30, 2008.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATIONS OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust

By (Signature and Title)*   /s/ Martin P. Margolis
Martin P. Margolis, President
Date 8/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Martin P. Margolis
Martin P. Margolis, President
Date 8/29/2008

By (Signature and Title)*   /s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer  .
Date 8/29/2008

* Print the name and title of each signing officer under his or her signature.